Leases - Summary of Contractual Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	$ 249,941	$ 262,034
Less than 1 Year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	42,314	40,726
1-3 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	74,662	79,085
3-5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	58,756	60,372
More than 5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	$ 74,209	$ 81,851